CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 422,841	$ 60,206
Accounts receivable, net	11,936	5,752
Inventories	36,243	25,805
Current portion of vendor advances	27,500	2,571
Prepaid expenses and other current assets	13,384	2,998
Total current assets	511,904	97,332
Property and equipment, net	14,703	6,870
Non-current portion of vendor advances	12,782	37,390
Operating lease assets	24,083
Other non-current assets	8,493	5,599
Total assets	571,965	147,191
Current liabilities:
Accounts payable	5,798	16,400
Deferred revenue, current	13,071	8,443
Accrued purchase commitments, current	5,329	22,890
Accrued expenses and other current liabilities	25,631	21,962
Total current liabilities	49,829	69,695
Deferred revenue, non-current	5,476	2,790
Convertible debt		49,528
Loan payable		4,366
Warrant liabilities	26,229
Accrued purchase commitments, non-current	14,200	19,660
Operating lease liabilities	27,690
Other non-current liabilities	850	2,146
Total liabilities	124,274	148,185
Commitments and contingencies (Note 20)
Convertible preferred stock:
Convertible preferred stock (Series A, B, C and D) $.0001 par value with an aggregate liquidation preference of $0 and $383,829 at December 31, 2021 and 2020, respectively; 0 and 107,197,118 shares authorized, issued and outstanding at December 31, 2021 and 2020, respectively		360,937
Stockholders' equity (deficit):
Additional paid-in capital	874,886	32,874
Accumulated deficit	(427,215)	(394,806)
Total stockholders' equity (deficit)	447,691	(361,931)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	571,965	147,191
Class A Common Stock
Stockholders' equity (deficit):
Common stock	17	$ 1
Class B Common Stock
Stockholders' equity (deficit):
Common stock	$ 3